DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Direct Operating Costs [Abstract]
Summary of Brookfield Renewables direct operating costs
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Fuel and power purchases(1)(2)		(390)	(348)	(316)
Salaries and benefits		(293)	(270)	(257)
Operations and maintenance		$(285)	$(256)	$(288)
Water royalties, property taxes and other regulatory fees		(201)	(208)	(202)
Insurance	29	(68)	(60)	(55)
Professional fees		(56)	(63)	(53)
Energy marketing & other related party services	29	(8)	(4)	(20)
Other expenses		(64)	(65)	(72)
		$(1,365)	$(1,274)	$(1,263)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.
(2)Includes $80 million relating to the Texas winter storm event which reflect the cost of acquiring energy to cover our contractual obligations for our wind assets that were not generating during the period due to freezing conditions, net of hedging initiatives.